Asset Retirement Obligations: Schedule of Movements in Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligation	$ 56,220	$ 59,695	$ 71,604
Liabilities incurred in the current year		1,770	3,359
Liabilities settled in the current year	(5,106)	(2,821)	(6,706)
Translation difference	1,309	741	2,698
Revision in estimated cash flow	(12,710)	(8,228)	(13,262)
Translation difference	(1,309)	(741)	(2,698)
Asset Retirement Obligation	$ 43,917	$ 56,220	$ 59,695